[INVESTORS BANK & TRUST COMPANY LETTERHEAD]


				October 3, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     The PanAgora Institutional Funds
	File Nos. 33-57740 and 811-7464

Ladies and Gentlemen:

	Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of The PanAgora Institutional Funds (the "Trust"), the undersigned certifies that (i) the form of the Trust's Prospectus dated October 1, 1997 and Statement of Additional Information dated October 1, 1997 that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment ("PEA")
No. 5, the most recent amendment to the Trust's Registration Statement on Form N-1A, which became effective with the Commission on October 1, 1997, and (ii) the text of PEA No. 5 was filed electronically via EDGAR on September 29, 1997.

	Questions regarding this filing should be directed to the undersigned at (617) 330-6335, or in his absence, to Susan C. Mosher, Esq. at (617) 330-6413.

				Very truly yours,

				/s/ Andrew S. Josef
				Andrew S. Josef, Esq.

cc:  Richard A. Crowell
     Mark Goshko, Esq.
     Susan Mosher, Esq.